UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Dividend Growth Fund

13	Growth Opportunities Fund

17	Small Cap Value Fund

21	Statements of Assets and Liabilities

23	Statements of Operations

24	Statements of Changes in Net Assets

26	Financial Highlights

38	Notes to Financial Statements

55	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Dividend Growth Fund,

Lord Abbett Growth Opportunities Fund, and
Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Research Fund for the six-month period ended May 31, 2022. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 through May 31, 2022).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/21 – 5/31/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$912.40	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class C
Actual	$1,000.00	$909.10	$7.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.60	$8.40
Class F
Actual	$1,000.00	$913.50	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.33
Class F3
Actual	$1,000.00	$914.20	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class I
Actual	$1,000.00	$913.60	$3.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class P
Actual	$1,000.00	$911.60	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.64
Class R2
Actual	$1,000.00	$911.00	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class R3
Actual	$1,000.00	$911.20	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R4
Actual	$1,000.00	$912.30	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class R5
Actual	$1,000.00	$913.10	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.33
Class R6
Actual	$1,000.00	$913.70	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.91% for Class A, 1.67% for Class C, 0.66% for Class F, 0.60% for Class F3, 0.67% for Class I, 1.12% for Class P, 1.27% for Class R2, 1.16% for Class R3, 0.91% for Class R4, 0.66% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Consumer Discretionary	7.36%
Consumer Staples	8.36%
Energy	5.00%
Financials	18.11%
Health Care	13.54%
Industrials	12.67%
Information Technology	22.12%
Materials	4.51%
Real Estate	3.00%
Utilities	3.96%
Repurchase Agreements	1.37%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$724.70	$4.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class C
Actual	$1,000.00	$722.00	$7.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.91	$9.10
Class F
Actual	$1,000.00	$725.20	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class F3
Actual	$1,000.00	$725.90	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class I
Actual	$1,000.00	$725.60	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class P
Actual	$1,000.00	$723.70	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class R2
Actual	$1,000.00	$723.40	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R3
Actual	$1,000.00	$723.70	$5.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class R4
Actual	$1,000.00	$724.70	$4.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class R5
Actual	$1,000.00	$725.80	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class R6
Actual	$1,000.00	$725.80	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.81% for Class C, 0.91% for Class F, 0.73% for Class F3, 0.81% for Class I, 1.26% for Class P, 1.41% for Class R2, 1.31% for Class R3, 1.06% for Class R4, 0.81% for Class R5 and 0.73% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Communication Services	3.56%
Consumer Discretionary	12.96%
Consumer Staples	4.87%
Energy	0.32%
Financials	3.89%
Health Care	18.94%
Industrials	13.97%
Information Technology	32.34%
Materials	4.85%
Real Estate	2.46%
Repurchase Agreements	1.84%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$920.20	$5.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.14
Class C
Actual	$1,000.00	$916.20	$9.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.11	$9.90
Class F
Actual	$1,000.00	$921.40	$5.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class F3
Actual	$1,000.00	$922.00	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class I
Actual	$1,000.00	$921.60	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class P
Actual	$1,000.00	$920.00	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class R2
Actual	$1,000.00	$918.90	$7.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.90
Class R3
Actual	$1,000.00	$919.00	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.34
Class R4
Actual	$1,000.00	$920.60	$5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class R5
Actual	$1,000.00	$921.80	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.89
Class R6
Actual	$1,000.00	$922.00	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.22% for Class A, 1.97% for Class C, 1.06% for Class F, 0.86% for Class F3, 0.95% for Class I, 1.42% for Class P, 1.57% for Class R2, 1.46% for Class R3, 1.20% for Class R4, 0.97% for Class R5 and 0.86% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Communication Services	3.94%
Consumer Discretionary	5.64%
Consumer Staples	5.02%
Energy	11.01%
Financials	19.94%
Health Care	7.34%
Industrials	18.01%
Information Technology	11.10%
Materials	7.42%
Real Estate	6.89%
Utilities	1.91%
Repurchase Agreements	1.31%
Money Market Funds(a)	0.42%
Time Deposits(a)	0.05%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

DIVIDEND GROWTH FUND May 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 98.63%

COMMON STOCKS 98.63%

Aerospace & Defense 4.60%
Northrop Grumman Corp.		172,000	$80,490,840
Raytheon Technologies Corp.		671,241	63,848,444
Total			144,339,284

Banks 1.72%
Bank of America Corp.		1,448,934	53,900,345

Beverages 2.95%
Coca-Cola Co. (The)		1,461,579	92,634,877

Biotechnology 2.25%
AbbVie, Inc.		480,407	70,797,580

Capital Markets 7.87%
Ameriprise Financial, Inc.		275,800	76,195,266
BlackRock, Inc.		25,500	17,061,540
Morgan Stanley		960,100	82,703,014
Partners Group Holding AG(a)	CHF	11,276	12,132,737
S&P Global, Inc.		169,500	59,236,860
Total			247,329,417

Chemicals 1.02%
Air Products & Chemicals, Inc.		129,500	31,877,720

Construction Materials 1.49%
Vulcan Materials Co.		284,005	46,823,904

Consumer Finance 1.83%
American Express Co.		340,073	57,411,124

Containers & Packaging 1.07%
Avery Dennison Corp.		194,052	33,485,613

Distributors 0.90%
Pool Corp.		71,000	28,302,020
Investments	Shares	Fair Value
Electric: Utilities 2.96%
NextEra Energy, Inc.	1,227,600	$92,917,044

Equity Real Estate Investment Trusts 3.00%
American Tower Corp.	308,700	79,067,331
Prologis, Inc.	118,851	15,151,125
Total		94,218,456

Food & Staples Retailing 4.01%
Costco Wholesale Corp.	146,728	68,407,528
Walmart, Inc.	447,470	57,558,066
Total		125,965,594

Health Care Equipment & Supplies 2.02%
Abbott Laboratories	539,100	63,322,686

Health Care Providers & Services 3.07%
UnitedHealth Group, Inc.	194,200	96,474,676

Hotels, Restaurants & Leisure 1.65%
Churchill Downs, Inc.	114,035	23,084,105
McDonald’s Corp.	114,126	28,783,719
Total		51,867,824

Industrial Conglomerates 1.81%
Honeywell International, Inc.	293,900	56,904,918

Information Technology Services 4.99%
Accenture plc Class A (Ireland)(b)	203,700	60,796,302
Jack Henry & Associates, Inc.	325,000	61,139,000
Mastercard, Inc. Class A	97,431	34,867,632
Total		156,802,934

Insurance 6.69%
Allstate Corp. (The)	359,567	49,149,213
American Financial Group, Inc./OH	403,800	57,056,940
Arthur J Gallagher & Co.	393,753	63,764,361
Chubb Ltd. (Switzerland)(b)	190,700	40,293,003
Total		210,263,517

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2022

Investments	Shares		Fair Value
Life Sciences Tools & Services 3.69%
Agilent Technologies, Inc.		143,300	$18,279,348
Danaher Corp.		204,000	53,819,280
West Pharmaceutical Services, Inc.		141,100	43,794,618
Total			115,893,246

Machinery 2.74%
Dover Corp.		309,000	41,378,190
Parker-Hannifin Corp.		164,191	44,687,864
Total			86,066,054

Metals & Mining 0.93%
Reliance Steel & Aluminum Co.		150,900	29,334,960

Multi-Utilities 1.00%
CMS Energy Corp.		441,900	31,392,576

Oil, Gas & Consumable Fuels 5.00%
Exxon Mobil Corp.		1,012,130	97,164,480
Marathon Petroleum Corp.		589,100	59,964,489
Total			157,128,969

Personal Products 1.40%
Estee Lauder Cos., Inc. (The) Class A		172,500	43,927,125

Pharmaceuticals 2.51%
Roche Holding AG(a)	CHF	121,632	41,451,083
Zoetis, Inc.		219,000	37,433,670
Total			78,884,753

Professional Services 1.34%
Booz Allen Hamilton Holding Corp.		491,827	42,228,266

Road & Rail 2.18%
Union Pacific Corp.		311,300	68,417,514
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 5.68%
Analog Devices, Inc.	319,100	$53,736,440
KLA Corp.	77,600	28,312,360
NVIDIA Corp.	269,500	50,321,040
Texas Instruments, Inc.	260,500	46,045,980
Total		178,415,820

Software 7.53%
Intuit, Inc.	61,200	25,364,952
Microsoft Corp.	776,400	211,079,868
Total		236,444,820

Specialty Retail 3.51%
Home Depot, Inc. (The)	103,400	31,304,350
Lowe’s Cos., Inc.	319,775	62,452,057
TJX Cos., Inc. (The)	260,200	16,540,914
Total		110,297,321

Technology Hardware, Storage & Peripherals 3.92%
Apple, Inc.	826,103	122,957,171

Textiles, Apparel & Luxury Goods 1.30%
NIKE, Inc. Class B	343,100	40,777,435
Total Common Stocks (cost $2,607,147,835)		3,097,805,563

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.37%

Repurchase Agreements 1.37%
Repurchase Agreement dated 5/31/2022, 0.10% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $49,300,500 of U.S. Treasury Note at .625% due 12/31/2027; value: $43,977,083; proceeds: $43,114,884 (cost $43,114,765)	$43,114,765	$43,114,765
Total Investments in Securities 100.00% (cost $2,650,262,600)		3,140,920,328
Other Assets and Liabilities – Net(c) 0.00%		94,935
Net Assets 100.00%		$3,141,015,263

CHF	Swiss Franc.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2022	40	Long	$8,496,186	$8,262,500	$(233,686)

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Capital Markets	$235,196,680	$12,132,737	$–	$247,329,417
Pharmaceuticals	37,433,670	41,451,083	–	78,884,753
Remaining Industries	2,771,591,393	–	–	2,771,591,393
Short-Term Investments
Repurchase Agreements	–	43,114,765	–	43,114,765
Total	$3,044,221,743	$96,698,585	$–	$3,140,920,328

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(233,686)	–	–	(233,686)
Total	$(233,686)	$–	$–	$(233,686)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.03%

COMMON STOCKS 98.03%

Aerospace & Defense 4.78%
CAE, Inc. (Canada)*(a)	294,358	$7,350,119
L3Harris Technologies, Inc.	36,856	8,878,610
TransDigm Group, Inc.*	21,466	12,994,873
Total		29,223,602

Air Freight & Logistics 1.28%
GXO Logistics, Inc.*	144,709	7,853,357

Banks 1.48%
First Republic Bank	46,389	7,191,687
Western Alliance Bancorp	22,704	1,847,424
Total		9,039,111

Beverages 1.34%
Brown-Forman Corp. Class B	123,614	8,173,358

Biotechnology 3.56%
Argenx SE ADR*	24,185	7,480,420
Genmab A/S ADR*	147,244	4,454,131
Mirati Therapeutics, Inc.*	31,662	1,239,884
Seagen, Inc.*	63,497	8,615,273
Total		21,789,708

Building Products 1.31%
Allegion plc (Ireland)(a)	71,715	8,006,980

Capital Markets 1.80%
Moody’s Corp.	12,832	3,869,746
MSCI, Inc.	16,171	7,153,242
Total		11,022,988

Chemicals 0.84%
Air Products & Chemicals, Inc.	20,808	5,122,097

Communications Equipment 1.32%
Arista Networks, Inc.*	78,682	8,047,595

Construction Materials 1.88%
Vulcan Materials Co.	69,795	11,507,102
Investments	Shares	Fair Value
Containers & Packaging 2.13%
Avery Dennison Corp.	28,839	$4,976,458
Ball Corp.	113,510	8,046,724
Total		13,023,182

Diversified Consumer Services 1.28%
Service Corp. International	111,415	7,802,392

Electrical Equipment 1.36%
AMETEK, Inc.	68,721	8,347,540

Electronic Equipment, Instruments & Components 3.57%
Amphenol Corp. Class A	212,592	15,064,269
Trimble, Inc.*	99,986	6,804,047
Total		21,868,316

Entertainment 1.46%
Roku, Inc.*	56,957	5,405,219
Warner Music Group Corp. Class A	118,866	3,529,132
Total		8,934,351

Equity Real Estate Investment Trusts 2.46%
SBA Communications Corp.	44,647	15,028,627

Food & Staples Retailing 1.07%
Sysco Corp.	77,994	6,565,535

Food Products 0.97%
McCormick & Co., Inc.	64,004	5,934,451

Health Care Equipment & Supplies 5.95%
Align Technology, Inc.*	5,020	1,393,753
Cooper Cos., Inc. (The)	17,925	6,287,015
DexCom, Inc.*	34,648	10,323,025
Edwards Lifesciences Corp.*	66,383	6,694,726
IDEXX Laboratories, Inc.*	10,762	4,214,614
Insulet Corp.*	35,215	7,517,698
Total		36,430,831

Health Care Technology 0.51%
Inspire Medical Systems, Inc.*	17,476	3,090,281

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 6.04%
Chipotle Mexican Grill, Inc.*	10,256	$14,384,553
Churchill Downs, Inc.	40,261	8,150,034
Hilton Worldwide Holdings, Inc.	70,085	9,872,173
Planet Fitness, Inc. Class A*	64,819	4,561,313
Total		36,968,073

Household Products 0.83%
Church & Dwight Co., Inc.	56,671	5,103,790

Industrial Conglomerates 1.58%
Roper Technologies, Inc.	21,917	9,696,957

Information Technology Services 4.63%
Genpact Ltd.	210,074	9,320,983
Jack Henry & Associates, Inc.	64,372	12,109,661
MongoDB, Inc.*	15,466	3,667,762
Twilio, Inc. Class A*	30,767	3,235,765
Total		28,334,171

Insurance 0.61%
Goosehead Insurance, Inc. Class A	71,548	3,704,755

Interactive Media & Services 2.09%
Bumble, Inc. Class A*	171,728	4,894,248
Match Group, Inc.*	80,023	6,304,212
Snap, Inc. Class A*	114,431	1,614,621
Total		12,813,081

Life Sciences Tools & Services 6.67%
Agilent Technologies, Inc.	93,634	11,943,953
Azenta, Inc.	94,244	7,222,860
Bio-Rad Laboratories, Inc. Class A*	7,387	3,972,655
Repligen Corp.*	42,701	7,023,033
West Pharmaceutical Services, Inc.	34,204	10,616,238
Total		40,778,739
Investments	Shares		Fair Value
Machinery 3.81%
Fortive Corp.		132,186	$8,165,129
Parker-Hannifin Corp.		38,855	10,575,165
Stanley Black & Decker, Inc.		38,337	4,550,219
Total			23,290,513

Oil, Gas & Consumable Fuels 0.32%
Pioneer Natural Resources Co.		7,025	1,952,529

Personal Products 0.65%
Shiseido Co., Ltd.(b)	JPY	94,762	3,974,862

Pharmaceuticals 2.22%
Catalent, Inc.*		77,796	8,017,656
Zoetis, Inc.		32,615	5,574,882
Total			13,592,538

Road & Rail 1.41%
Old Dominion Freight Line, Inc.		33,445	8,636,837

Semiconductors & Semiconductor Equipment 6.68%
Analog Devices, Inc.		61,924	10,428,002
Enphase Energy, Inc.*		59,091	11,002,153
Lam Research Corp.		11,710	6,089,551
Microchip Technology, Inc.		98,790	7,177,094
NXP Semiconductors NV (Netherlands)(a)		32,386	6,145,567
Total			40,842,367

Software 14.52%
Bill.com Holdings, Inc.*		37,139	4,391,315
Cadence Design Systems, Inc.*		138,660	21,316,202
Crowdstrike Holdings, Inc. Class A*		68,643	10,982,194
Datadog, Inc. Class A*		99,169	9,459,731
HubSpot, Inc.*		10,429	3,521,769
Palo Alto Networks, Inc.*		38,148	19,180,051
Paycom Software, Inc.*		32,993	9,381,230

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2022

Investments	Shares	Fair Value
Software (continued)
Qualtrics International, Inc. Class A*	136,391	$1,936,752
Trade Desk, Inc. (The) Class A*	166,015	8,641,081
Total		88,810,325

Specialty Retail 3.68%
Burlington Stores, Inc.*	42,154	7,094,518
Five Below, Inc.*	34,797	4,544,140
Tractor Supply Co.	57,948	10,857,138
Total		22,495,796

Textiles, Apparel & Luxury Goods 1.94%
Lululemon Athletica, Inc. (Canada)*(a)	40,654	11,899,019
Total Common Stocks (cost $547,764,319)		599,705,756
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.83%

Repurchase Agreements 1.83%
Repurchase Agreement dated 5/31/2022, 0.10% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $11,489,600 of U.S. Treasury Note at 2.625% due 5/31/2027; value: $11,442,022; proceeds: $11,217,665 (cost $11,217,634)	$11,217,634	$11,217,634
Total Investments in Securities 99.86% (cost $558,981,953)		610,923,390
Other Assets and Liabilities – Net 0.14%		832,838
Net Assets 100.00%		$611,756,228

ADR	American Depositary Receipt.
JPY	Japanese Yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Personal Products	$–	$3,974,862	$–	$3,974,862
Remaining Industries	595,730,894	–	–	595,730,894
Short-Term Investments
Repurchase Agreements	–	11,217,634	–	11,217,634
Total	$595,730,894	$15,192,496	$–	$610,923,390

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.06%

COMMON STOCKS 99.06%

Aerospace & Defense 1.48%
Curtiss-Wright Corp.		46,221	$6,562,458

Auto Components 0.64%
American Axle & Manufacturing Holdings, Inc.*		350,212	2,840,219

Automobiles 1.38%
Harley-Davidson, Inc.		174,772	6,148,479

Banks 8.82%
Bancorp, Inc. (The)*		111,079	2,313,776
Customers Bancorp, Inc.*		108,511	4,481,504
Eastern Bankshares, Inc.		330,367	6,432,245
First BanCorp		711,844	10,627,831
PacWest Bancorp		232,649	7,347,055
Wintrust Financial Corp.		91,404	7,987,796
Total			39,190,207

Building Products 1.88%
Masonite International Corp.*		90,803	8,338,440

Capital Markets 3.81%
Bridge Investment Group Holdings, Inc. Class A		380,571	7,348,826
CI Financial Corp.(a)	CAD	459,700	5,818,711
Moelis & Co. Class A		80,350	3,770,022
Total			16,937,559

Chemicals 4.57%
Avient Corp.		197,884	9,735,893
Valvoline, Inc.		315,800	10,566,668
Total			20,302,561

Commercial Services & Supplies 1.45%
SP Plus Corp.*		201,675	6,445,533

Construction & Engineering 1.46%
EMCOR Group, Inc.		61,368	6,482,302
Investments	Shares	Fair Value
Construction Materials 1.43%
Eagle Materials, Inc.	48,677	$6,355,269

Containers & Packaging 0.84%
Pactiv Evergreen, Inc.	362,690	3,732,080

Diversified Financial Services 1.58%
Compass Diversified Holdings	308,987	7,007,825

Electric: Utilities 1.93%
IDACORP, Inc.	78,664	8,575,949

Electronic Equipment, Instruments & Components 2.40%
Belden, Inc.	98,652	5,680,382
Mirion Technologies, Inc.*	624,482	4,995,856
Total		10,676,238

Energy Equipment & Services 2.17%
NOV, Inc.	481,736	9,634,720

Entertainment 1.59%
Marcus Corp. (The)*(b)	450,442	7,058,426

Equity Real Estate Investment Trusts 5.71%
Innovative Industrial Properties, Inc.	26,133	3,476,996
National Storage Affiliates Trust	129,333	6,783,516
STAG Industrial, Inc.	225,800	7,519,140
Sunstone Hotel Investors, Inc.*	633,746	7,585,939
Total		25,365,591

Food Products 1.68%
Vita Coco Co., Inc. (The)*(b)	609,771	7,475,792

Health Care Equipment & Supplies 1.15%
CONMED Corp.	43,788	5,092,107

Health Care Providers & Services 3.03%
AMN Healthcare Services, Inc.*	63,638	6,166,522
Tenet Healthcare Corp.*	112,800	7,299,288
Total		13,465,810

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2022

Investments	Shares	Fair Value
Health Care Technology 0.43%
Allscripts Healthcare Solutions, Inc.*	110,809	$1,893,726

Hotels, Restaurants & Leisure 1.38%
Dave & Buster’s Entertainment, Inc.*	57,754	2,188,299
SeaWorld Entertainment, Inc.*	72,429	3,924,203
Total		6,112,502

Household Durables 1.00%
Helen of Troy Ltd.*	24,098	4,462,709

Household Products 1.56%
Spectrum Brands Holdings, Inc.	78,913	6,923,827

Information Technology Services 3.37%
Euronet Worldwide, Inc.*	45,373	5,497,393
International Money Express, Inc.*	459,883	9,482,787
Total		14,980,180

Insurance 5.89%
American Equity Investment Life Holding Co.	151,035	6,080,669
Kemper Corp.	132,121	6,979,952
Selective Insurance Group, Inc.	82,376	6,532,417
Stewart Information Services Corp.	118,375	6,568,629
Total		26,161,667

Interactive Media & Services 1.46%
Cars.com, Inc.*	627,111	6,490,599

Machinery 5.60%
Alamo Group, Inc.	46,890	5,515,671
Columbus McKinnon Corp.	182,874	6,171,998
Crane Holdings Co.	87,190	8,340,595
Miller Industries, Inc.	195,584	4,827,013
Total		24,855,277
Investments	Shares		Fair Value
Media 0.93%
Criteo SA ADR*		158,942	$4,119,777

Metals & Mining 0.64%
Century Aluminum Co.*		241,979	2,855,352

Oil, Gas & Consumable Fuels 8.93%
Centennial Resource Development, Inc. Class A*		1,101,135	8,743,012
Chesapeake Energy Corp.		157,803	15,366,856
MEG Energy Corp.*(a)	CAD	891,300	15,552,035
Total			39,661,903

Personal Products 1.82%
BellRing Brands, Inc.*		309,505	8,093,556

Pharmaceuticals 2.80%
NGM Biopharmaceuticals, Inc.*		130,826	1,810,632
Organon & Co.		279,322	10,603,063
Total			12,413,695

Professional Services 2.85%
ICF International, Inc.		56,100	5,733,981
TrueBlue, Inc.*		313,393	6,900,914
Total			12,634,895

Real Estate Management & Development 1.24%
Marcus & Millichap, Inc.		131,658	5,513,837

Semiconductors & Semiconductor Equipment 3.16%
Ichor Holdings Ltd.*		182,410	5,516,078
Silicon Motion Technology Corp. ADR		94,179	8,505,306
Total			14,021,384

Software 2.26%
CommVault Systems, Inc.*		90,548	5,524,333
Rimini Street, Inc.*		728,076	4,499,510
Total			10,023,843

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2022

		Fair
Investments	Shares	Value
Specialty Retail 1.28%
Sally Beauty Holdings, Inc.*	375,103	$5,686,561

Trading Companies & Distributors 3.46%
Applied Industrial Technologies, Inc.	82,270	8,507,541
MRC Global, Inc.*	611,318	6,840,648
Total		15,348,189
Total Common Stocks (cost $413,028,796)		439,941,044

	Principal Amount

SHORT-TERM INVESTMENTS 1.80%

Repurchase Agreements 1.32%
Repurchase Agreement dated 5/31/2022, 0.10% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $6,009,300 of U.S. Treasury Note at 2.625% due 5/31/2027; value: $5,984,415; proceeds: $5,866,996 (cost $5,866,980)	$5,866,980	5,866,980
Investments	Shares	Fair Value
Money Market Funds 0.43%
Fidelity Government Portfolio(c) (cost $1,898,433)	1,898,433	$1,898,433

Time Deposits 0.05%
CitiBank N.A.(c) (cost $210,937)	210,937	210,937
Total Short-Term Investments (cost $7,976,350)		7,976,350
Total Investments in Securities 100.86% (cost $421,005,146)		447,917,394
Other Assets and Liabilities – Net (0.86)%		(3,806,019)
Net Assets 100.00%		$444,111,375

ADR	American Depositary Receipt.
CAD	Canadian Dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$439,941,044	$–	$–	$439,941,044
Short-Term Investments
Repurchase Agreements	–	5,866,980	–	5,866,980
Money Market Funds	1,898,433	–	–	1,898,433
Time Deposits	–	210,937	–	210,937
Total	$441,839,477	$6,077,917	$–	$447,917,394

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2022

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,650,262,600	$558,981,953	$421,005,146
Investments in securities, at fair value including $0, $0 and $375,172, respectively, of securities loaned	$3,140,920,328	$610,923,390	$447,917,394
Deposits with brokers for futures collateral	448,000	–	–
Receivables:
Investment securities sold	6,421,986	1,740,896	2,599,014
Interest and dividends	6,096,228	448,322	772,979
Capital shares sold	5,984,692	554,941	446,373
From advisor (See Note 3)	24,968	85,293	–
Securities lending income receivable	–	–	18,854
Prepaid expenses and other assets	139,217	88,768	89,632
Total assets	3,160,035,419	613,841,610	451,844,246
LIABILITIES:
Payables:
Capital shares reacquired	9,831,250	649,797	686,350
Investment securities purchased	6,124,516	578,466	3,197,222
Management fee	1,386,591	388,577	276,905
12b-1 distribution plan	587,324	103,506	74,728
Directors fees	359,550	110,943	251,877
Fund administration	104,871	20,724	14,768
Variation margin for futures contracts	49,081	–	–
To bank	–	–	893,055
Payable for collateral due to broker for securities lending	–	–	2,109,370
Accrued expenses	576,973	233,369	228,596
Total liabilities	19,020,156	2,085,382	7,732,871
Commitments and contingent liabilities
NET ASSETS	$3,141,015,263	$611,756,228	$444,111,375
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,458,338,914	$593,661,495	$405,989,718
Total distributable earnings (loss)	682,676,349	18,094,733	38,121,657
Net Assets	$3,141,015,263	$611,756,228	$444,111,375

See Notes to Financial Statements.	21

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2022

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$2,171,825,009	$363,796,578	$205,326,740
Class C Shares	$166,716,172	$16,409,883	$5,578,357
Class F Shares	$254,801,959	$27,138,332	$9,147,030
Class F3 Shares	$287,803,205	$46,019,011	$27,641,172
Class I Shares	$224,578,630	$134,100,075	$172,951,589
Class P Shares	$869,870	$2,542,897	$12,764,498
Class R2 Shares	$1,361,515	$795,982	$585,675
Class R3 Shares	$11,097,855	$10,409,997	$3,532,607
Class R4 Shares	$4,165,216	$1,951,118	$451,472
Class R5 Shares	$351,362	$67,159	$289,021
Class R6 Shares	$17,444,470	$8,525,196	$5,843,214
Outstanding shares by class:
Class A Shares (538.125, 198 and 378 million shares of common stock authorized, $.001 par value)	120,892,021	19,277,900	14,929,228
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	9,439,432	1,505,650	1,664,844
Class F Shares (144.375, 66 and 63 million shares of common stock authorized, $.001 par value)	14,114,353	1,343,885	656,316
Class F3 Shares (88.125, 66 and 63 million shares of common stock authorized, $.001 par value)	15,718,912	1,968,369	1,503,787
Class I Shares (144.375,131 and 315 million shares of common stock authorized, $.001 par value)	12,345,384	5,795,342	9,503,498
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	48,075	141,707	1,019,005
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	74,850	46,467	47,850
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	621,591	585,369	280,317
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	232,087	103,386	32,747
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	19,324	2,899	15,855
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	953,008	364,739	318,016
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.96	$18.87	$13.75
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.06	$20.02	$14.59
Class C Shares-Net asset value	$17.66	$10.90	$3.35
Class F Shares-Net asset value	$18.05	$20.19	$13.94
Class F3 Shares-Net asset value	$18.31	$23.38	$18.38
Class I Shares-Net asset value	$18.19	$23.14	$18.20
Class P Shares-Net asset value	$18.09	$17.94	$12.53
Class R2 Shares-Net asset value	$18.19	$17.13	$12.24
Class R3 Shares-Net asset value	$17.85	$17.78	$12.60
Class R4 Shares-Net asset value	$17.95	$18.87	$13.79
Class R5 Shares-Net asset value	$18.18	$23.17	$18.23
Class R6 Shares-Net asset value	$18.30	$23.37	$18.37

22	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2022

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $333,689, $11,193 and $37,102, respectively)	$32,611,956	$1,899,448	$3,643,441
Securities lending net income	5,500	12,922	64,383
Interest and other	3,089	829	410
Interest earned from Interfund Lending (See Note 11)	294	340	–
Total investment income	32,620,839	1,913,539	3,708,234
Expenses:
Management fee	8,787,040	2,777,685	2,134,596
12b-1 distribution plan–Class A	2,866,303	546,213	280,005
12b-1 distribution plan–Class C	919,851	100,401	32,129
12b-1 distribution plan–Class F	207,374	18,810	6,164
12b-1 distribution plan–Class P	2,303	6,881	31,084
12b-1 distribution plan–Class R2	4,179	3,185	1,867
12b-1 distribution plan–Class R3	30,560	30,784	11,054
12b-1 distribution plan–Class R4	5,494	2,758	1,071
Shareholder servicing	1,174,878	349,676	296,660
Fund administration	668,464	148,143	113,845
Registration	113,421	75,507	73,327
Reports to shareholders	101,609	25,084	18,070
Professional	36,504	26,376	22,657
Directors fees	35,857	9,058	6,740
Custody	17,753	4,788	5,097
Other	58,617	52,240	52,377
Gross expenses	15,030,207	4,177,589	3,086,743
Expense reductions (See Note 9)	(2,315)	(395)	(254)
Fees waived and expenses reimbursed (See Note 3)	(225,127)	(493,263)	(5,097)
Net expenses	14,802,765	3,683,931	3,081,392
Net investment income (loss)	17,818,074	(1,770,392)	626,842
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	187,763,620	(29,306,963)	13,372,326
Net realized gain (loss) on futures contracts	(2,130,151)	–	–
Net realized gain (loss) on foreign currency related transactions	9,185	(540)	(7,282)
Net change in unrealized appreciation/depreciation on investments	(507,691,783)	(213,934,000)	(53,643,445)
Net change in unrealized appreciation/depreciation on futures contracts	591,027	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(5,852)	(78)	–
Net realized and unrealized gain (loss)	(321,463,954)	(243,241,581)	(40,278,401)
Net Decrease in Net Assets Resulting From Operations	$(303,645,880)	$(245,011,973)	$(39,651,559)

See Notes to Financial Statements.	23

Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021
Operations:
Net investment income (loss)	$17,818,074	$26,530,101
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	185,642,654	264,222,967
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(507,106,608)	348,692,200
Net increase (decrease) in net assets resulting from operations	(303,645,880)	639,445,268
Distributions to shareholders:
Class A	(176,329,425)	(62,184,970)
Class C	(13,924,125)	(4,393,123)
Class F	(34,973,329)	(11,594,433)
Class F3	(23,448,652)	(8,434,571)
Class I	(5,420,724)	(1,611,206)
Class P	(78,528)	(32,305)
Class R2	(102,715)	(27,292)
Class R3	(1,002,309)	(407,344)
Class R4	(332,715)	(133,545)
Class R5	(46,494)	(13,459)
Class R6	(1,418,119)	(589,053)
Total distributions to shareholders	(257,077,135)	(89,421,301)
Capital share transactions (Net of share conversions) (See Note15):
Net proceeds from sales of shares	482,639,613	534,740,311
Reinvestment of distributions	243,133,510	84,578,057
Cost of shares reacquired	(479,393,796)	(469,209,381)
Net increase (decrease) in net assets resulting from capital share transactions	246,379,327	150,108,987
Net increase (decrease) in net assets	(314,343,688)	700,132,954
NET ASSETS:
Beginning of period	$3,455,358,951	$2,755,225,997
End of period	$3,141,015,263	$3,455,358,951

24	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021

$(1,770,392)	$(5,758,308)	$626,842	$2,945,791
(29,307,503)	158,735,768	13,365,044	135,342,990
(213,934,078)	(59,478,291)	(53,643,445)	24,002,366
(245,011,973)	93,499,169	(39,651,559)	162,291,147

(83,797,833)	(69,456,146)	(35,765,288)	(2,209,466)
(6,139,071)	(5,338,174)	(3,064,013)	(138,140)
(7,283,725)	(5,797,936)	(2,266,439)	(116,358)
(7,914,378)	(3,409,214)	(3,663,260)	(273,146)
(28,674,260)	(23,573,196)	(45,096,355)	(3,521,033)
(605,809)	(513,944)	(2,352,056)	(145,738)
(217,049)	(163,328)	(101,786)	(3,908)
(2,462,358)	(2,478,074)	(783,204)	(40,717)
(414,079)	(278,864)	(239,313)	(13,387)
(25,821)	(11,783)	(39,639)	(275)
(1,672,402)	(1,374,852)	(969,024)	(83,256)
(139,206,785)	(112,395,511)	(94,340,377)	(6,545,424)

48,468,877	194,671,173	23,950,917	97,448,899
134,800,657	108,512,857	91,210,871	6,312,296
(105,868,752)	(183,210,072)	(229,143,477)	(169,372,531)

77,400,782	119,973,958	(113,981,689)	(65,611,336)
(306,817,976)	101,077,616	(247,973,625)	90,134,387

$918,574,204	$817,496,588	$692,085,000	$601,950,613
$611,756,228	$918,574,204	$444,111,375	$692,085,000

See Notes to Financial Statements.	25

Financial Highlights (unaudited)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$21.23	$0.10	$(1.80)	$(1.70)	$(0.09)	$(1.48)	$(1.57)
11/30/2021	17.82	0.16	3.83	3.99	(0.15)	(0.43)	(0.58)
11/30/2020	16.38	0.17	2.17	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.75	0.25	1.64	1.89	(0.23)	(1.03)	(1.26)
11/30/2018	16.26	0.24	0.48	0.72	(0.24)	(0.99)	(1.23)
11/30/2017	14.82	0.25	2.43	2.68	(0.27)	(0.97)	(1.24)
Class C
5/31/2022(c)	20.90	0.03	(1.77)	(1.74)	(0.02)	(1.48)	(1.50)
11/30/2021	17.55	0.01	3.78	3.79	(0.01)	(0.43)	(0.44)
11/30/2020	16.14	0.06	2.13	2.19	(0.08)	(0.70)	(0.78)
11/30/2019	15.54	0.13	1.62	1.75	(0.12)	(1.03)	(1.15)
11/30/2018	16.06	0.12	0.47	0.59	(0.12)	(0.99)	(1.11)
11/30/2017	14.64	0.14	2.41	2.55	(0.16)	(0.97)	(1.13)
Class F
5/31/2022(c)	21.32	0.12	(1.80)	(1.68)	(0.11)	(1.48)	(1.59)
11/30/2021	17.87	0.21	3.84	4.05	(0.17)	(0.43)	(0.60)
11/30/2020	16.41	0.21	2.18	2.39	(0.23)	(0.70)	(0.93)
11/30/2019	15.77	0.29	1.63	1.92	(0.25)	(1.03)	(1.28)
11/30/2018	16.26	0.28	0.49	0.77	(0.27)	(0.99)	(1.26)
11/30/2017	14.80	0.28	2.44	2.72	(0.29)	(0.97)	(1.26)
Class F3
5/31/2022(c)	21.60	0.13	(1.82)	(1.69)	(0.12)	(1.48)	(1.60)
11/30/2021	18.11	0.23	3.89	4.12	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)
11/30/2018	16.45	0.30	0.48	0.78	(0.28)	(0.99)	(1.27)
4/4/2017 to 11/30/2017(f)	14.66	0.24	1.70	1.94	(0.15)	–	(0.15)
Class I
5/31/2022(c)	21.48	0.16	(1.85)	(1.69)	(0.12)	(1.48)	(1.60)
11/30/2021	18.02	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.20	2.41	(0.24)	(0.70)	(0.94)
11/30/2019	15.91	0.29	1.65	1.94	(0.27)	(1.03)	(1.30)
11/30/2018	16.41	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
11/30/2017	14.93	0.33	2.42	2.75	(0.30)	(0.97)	(1.27)
Class P
5/31/2022(c)	21.37	0.08	(1.81)	(1.73)	(0.07)	(1.48)	(1.55)
11/30/2021	17.93	0.12	3.86	3.98	(0.11)	(0.43)	(0.54)
11/30/2020	16.48	0.14	2.18	2.32	(0.17)	(0.70)	(0.87)
11/30/2019	15.83	0.22	1.65	1.87	(0.19)	(1.03)	(1.22)
11/30/2018	16.34	0.21	0.48	0.69	(0.21)	(0.99)	(1.20)
11/30/2017	14.88	0.22	2.44	2.66	(0.23)	(0.97)	(1.20)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.96	(8.76	)(d)	0.91	(e)	0.92	(e)	1.04	(e)	$2,171,825	27	(d)
21.23	22.95		0.91		0.91		0.82		2,368,031	39
17.82	15.10		0.95		0.95		1.10		1,925,498	59
16.38	13.59		0.95		0.95		1.62		1,731,882	51
15.75	4.72		0.94		0.97		1.57		1,627,633	51
16.26	19.35		0.92		1.04		1.70		1,671,580	58

17.66	(9.09	)(d)	1.67	(e)	1.67	(e)	0.28	(e)	166,716	27	(d)
20.90	22.07		1.66		1.66		0.07		193,493	39
17.55	14.21		1.70		1.70		0.37		176,775	59
16.14	12.72		1.70		1.70		0.87		216,647	51
15.54	3.90		1.70		1.73		0.81		230,385	51
16.06	18.57		1.66		1.79		0.96		295,025	58

18.05	(8.65	)(d)	0.66	(e)	0.77	(e)	1.20	(e)	254,802	27	(d)
21.32	23.29		0.66		0.76		1.07		467,768	39
17.87	15.38		0.70		0.80		1.35		330,470	59
16.41	13.81		0.70		0.80		1.87		296,993	51
15.77	5.00		0.70		0.82		1.82		241,282	51
16.26	19.71		0.70		0.89		1.92		245,916	58

18.31	(8.58	)(d)	0.60	(e)	0.60	(e)	1.36	(e)	287,803	27	(d)
21.60	23.34		0.60		0.60		1.14		314,607	39
18.11	15.50		0.62		0.62		1.43		240,767	59
16.62	13.90		0.63		0.63		1.95		205,183	51
15.96	5.07		0.62		0.65		1.91		188,484	51
16.45	13.31	(d)	0.59	(e)	0.70	(e)	2.34	(e)	176,087	58

18.19	(8.64	)(d)	0.67	(e)	0.67	(e)	1.64	(e)	224,579	27	(d)
21.48	23.27		0.66		0.66		1.08		70,953	39
18.02	15.42		0.70		0.70		1.35		44,354	59
16.55	13.87		0.70		0.70		1.87		42,809	51
15.91	4.93		0.69		0.72		1.82		42,698	51
16.41	19.77		0.66		0.79		2.17		43,186	58

18.09	(8.84	)(d)	1.12	(e)	1.12	(e)	0.82	(e)	870	27	(d)
21.37	22.72		1.12		1.12		0.61		1,074	39
17.93	14.83		1.15		1.15		0.90		1,092	59
16.48	13.36		1.15		1.15		1.42		1,137	51
15.83	4.48		1.15		1.17		1.36		1,663	51
16.34	19.16		1.12		1.24		1.50		1,794	58

See Notes to Financial Statements.	27

Financial Highlights (unaudited)(concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2022(c)	$21.48	$0.07	$(1.82)	$(1.75)	$(0.06)	$(1.48)	$(1.54)
11/30/2021	18.02	0.10	3.87	3.97	(0.08)	(0.43)	(0.51)
11/30/2020	16.55	0.12	2.19	2.31	(0.14)	(0.70)	(0.84)
11/30/2019	15.90	0.19	1.67	1.86	(0.18)	(1.03)	(1.21)
11/30/2018	16.40	0.19	0.49	0.68	(0.19)	(0.99)	(1.18)
11/30/2017	14.93	0.20	2.46	2.66	(0.22)	(0.97)	(1.19)
Class R3
5/31/2022(c)	21.11	0.07	(1.78)	(1.71)	(0.07)	(1.48)	(1.55)
11/30/2021	17.72	0.11	3.81	3.92	(0.10)	(0.43)	(0.53)
11/30/2020	16.29	0.13	2.16	2.29	(0.16)	(0.70)	(0.86)
11/30/2019	15.67	0.21	1.63	1.84	(0.19)	(1.03)	(1.22)
11/30/2018	16.19	0.20	0.47	0.67	(0.20)	(0.99)	(1.19)
11/30/2017	14.75	0.22	2.42	2.64	(0.23)	(0.97)	(1.20)
Class R4
5/31/2022(c)	21.21	0.10	(1.79)	(1.69)	(0.09)	(1.48)	(1.57)
11/30/2021	17.80	0.16	3.82	3.98	(0.14)	(0.43)	(0.57)
11/30/2020	16.36	0.18	2.16	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.74	0.25	1.63	1.88	(0.23)	(1.03)	(1.26)
11/30/2018	16.25	0.25	0.48	0.73	(0.25)	(0.99)	(1.24)
11/30/2017	14.81	0.26	2.42	2.68	(0.27)	(0.97)	(1.24)
Class R5
5/31/2022(c)	21.47	0.11	(1.80)	(1.69)	(0.12)	(1.48)	(1.60)
11/30/2021	18.01	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.19	2.40	(0.24)	(0.70)	(0.94)
11/30/2019	15.90	0.29	1.66	1.95	(0.27)	(1.03)	(1.30)
11/30/2018	16.40	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
11/30/2017	14.93	0.28	2.46	2.74	(0.30)	(0.97)	(1.27)
Class R6
5/31/2022(c)	21.59	0.13	(1.82)	(1.69)	(0.12)	(1.48)	(1.60)
11/30/2021	18.11	0.22	3.89	4.11	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)
11/30/2018	16.44	0.30	0.49	0.79	(0.28)	(0.99)	(1.27)
11/30/2017	14.95	0.31	2.45	2.76	(0.30)	(0.97)	(1.27)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.19	(8.90	)(d)	1.27	(e)	1.27	(e)	0.70	(e)	$1,362	27	(d)
21.48	22.56		1.26		1.26		0.49		1,427	39
18.02	14.67		1.30		1.30		0.76		951	59
16.55	13.16		1.30		1.30		1.26		1,045	51
15.90	4.38		1.30		1.32		1.22		1,267	51
16.40	19.01		1.27		1.39		1.37		1,335	58

17.85	(8.88	)(d)	1.16	(e)	1.16	(e)	0.77	(e)	11,098	27	(d)
21.11	22.66		1.16		1.16		0.56		13,953	39
17.72	14.81		1.20		1.20		0.86		13,802	59
16.29	13.31		1.20		1.20		1.37		16,221	51
15.67	4.48		1.19		1.22		1.31		17,079	51
16.19	19.10		1.14		1.27		1.47		21,399	58

17.95	(8.77	)(d)	0.91	(e)	0.92	(e)	1.04	(e)	4,165	27	(d)
21.21	22.96		0.91		0.91		0.80		4,441	39
17.80	15.10		0.95		0.95		1.12		4,144	59
16.36	13.54		0.95		0.95		1.62		5,504	51
15.74	4.75		0.94		0.97		1.61		4,331	51
16.25	19.42		0.93		1.04		1.71		2,171	58

18.18	(8.69	)(d)	0.66	(e)	0.66	(e)	1.18	(e)	351	27	(d)
21.47	23.28		0.66		0.66		1.09		620	39
18.01	15.36		0.70		0.70		1.34		395	59
16.55	13.87		0.70		0.70		1.89		272	51
15.90	5.00		0.69		0.72		1.84		248	51
16.40	19.71		0.66		0.79		1.88		201	58

18.30	(8.63	)(d)	0.60	(e)	0.60	(e)	1.36	(e)	17,444	27	(d)
21.59	23.34		0.60		0.60		1.13		18,992	39
18.11	15.50		0.62		0.62		1.43		16,977	59
16.62	13.97		0.63		0.63		1.95		13,012	51
15.96	5.06		0.62		0.65		1.89		11,344	51
16.44	19.84		0.62		0.73		2.05		13,163	58

See Notes to Financial Statements.	29

Financial Highlights (unaudited)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2022(c)	$31.15	$(0.06)	$(7.30)	$(7.36)	$(4.92)	$18.87
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
11/30/2017	18.91	(0.09)	3.97	3.88	(0.58)	22.21
Class C
5/31/2022(c)	20.21	(0.08)	(4.31)	(4.39)	(4.92)	10.90
11/30/2021	22.45	(0.30)	2.58	2.28	(4.52)	20.21
11/30/2020	18.01	(0.20)	5.99	5.79	(1.35)	22.45
11/30/2019	15.93	(0.19)	3.41	3.22	(1.14)	18.01
11/30/2018	17.08	(0.20)	0.89	0.69	(1.84)	15.93
11/30/2017	14.78	(0.18)	3.06	2.88	(0.58)	17.08
Class F
5/31/2022(c)	32.95	(0.05)	(7.79)	(7.84)	(4.92)	20.19
11/30/2021	33.64	(0.18)	4.01	3.83	(4.52)	32.95
11/30/2020	26.09	(0.08)	8.98	8.90	(1.35)	33.64
11/30/2019	22.33	(0.06)	4.96	4.90	(1.14)	26.09
11/30/2018	23.00	(0.08)	1.25	1.17	(1.84)	22.33
11/30/2017	19.54	(0.06)	4.10	4.04	(0.58)	23.00
Class F3
5/31/2022(c)	37.32	(0.03)	(8.99)	(9.02)	(4.92)	23.38
11/30/2021	37.47	(0.14)	4.51	4.37	(4.52)	37.32
11/30/2020	28.86	(0.05)	10.01	9.96	(1.35)	37.47
11/30/2019	24.53	(0.02)	5.49	5.47	(1.14)	28.86
11/30/2018	25.05	(0.04)	1.36	1.32	(1.84)	24.53
4/4/2017 to 11/30/2017(f)	21.60	–	3.45	3.45	–	25.05
Class I
5/31/2022(c)	37.00	(0.04)	(8.90)	(8.94)	(4.92)	23.14
11/30/2021	37.21	(0.17)	4.48	4.31	(4.52)	37.00
11/30/2020	28.69	(0.02)	9.89	9.87	(1.35)	37.21
11/30/2019	24.41	(0.04)	5.46	5.42	(1.14)	28.69
11/30/2018	24.95	(0.05)	1.35	1.30	(1.84)	24.41
11/30/2017	21.12	(0.06)	4.47	4.41	(0.58)	24.95
Class P
5/31/2022(c)	29.90	(0.08)	(6.96)	(7.04)	(4.92)	17.94
11/30/2021	31.01	(0.27)	3.68	3.41	(4.52)	29.90
11/30/2020	24.24	(0.15)	8.27	8.12	(1.35)	31.01
11/30/2019	20.90	(0.13)	4.61	4.48	(1.14)	24.24
11/30/2018	21.72	(0.15)	1.17	1.02	(1.84)	20.90
11/30/2017	18.54	(0.12)	3.88	3.76	(0.58)	21.72
Class R2
5/31/2022(c)	28.79	(0.09)	(6.65)	(6.74)	(4.92)	17.13
11/30/2021	30.06	(0.31)	3.56	3.25	(4.52)	28.79
11/30/2020	23.57	(0.18)	8.02	7.84	(1.35)	30.06
11/30/2019	20.39	(0.16)	4.48	4.32	(1.14)	23.57
11/30/2018	21.26	(0.18)	1.15	0.97	(1.84)	20.39
11/30/2017	18.19	(0.15)	3.80	3.65	(0.58)	21.26

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(27.53	)(d)	1.06	(e)	1.20	(e)	(0.55	)(e)	$363,797	18	(d)
12.09		1.06		1.17		(0.71)		531,845	68
35.75		1.10		1.19		(0.42)		492,772	50
23.48		1.16		1.16		(0.39)		385,588	27
5.41		1.18		1.18		(0.51)		333,638	55
21.17		1.26		1.26		(0.43)		348,028	73

(27.80	)(d)	1.81	(e)	1.96	(e)	(1.30	)(e)	16,410	18	(d)
11.24		1.81		1.92		(1.47)		25,235	68
34.73		1.85		1.94		(1.15)		26,782	50
22.58		1.91		1.91		(1.14)		26,860	27
4.61		1.93		1.93		(1.27)		26,130	55
20.28		2.00		2.00		(1.17)		42,858	73

(27.48	)(d)	0.91	(e)	1.05	(e)	(0.40	)(e)	27,138	18	(d)
12.22		0.91		1.02		(0.57)		48,943	68
35.95		0.94		1.04		(0.28)		42,530	50
23.69		1.01		1.01		(0.24)		23,271	27
5.53		1.03		1.03		(0.36)		20,840	55
21.36		1.11		1.11		(0.29)		21,021	73

(27.41	)(d)	0.73	(e)	0.86	(e)	(0.21	)(e)	46,019	18	(d)
12.44		0.73		0.84		(0.39)		59,660	68
36.18		0.77		0.86		(0.15)		26,711	50
23.90		0.86		0.86		(0.08)		7,986	27
5.73		0.85		0.85		(0.18)		6,804	55
15.97	(d)	0.87	(e)	0.87	(e)	0.01	(e)	6,105	73

(27.44	)(d)	0.81	(e)	0.95	(e)	(0.30	)(e)	134,100	18	(d)
12.35		0.81		0.92		(0.48)		217,472	68
36.08		0.86		0.94		(0.05)		193,878	50
23.81		0.91		0.91		(0.15)		374,814	27
5.67		0.91		0.91		(0.20)		373,708	55
21.47		1.03		1.03		(0.30)		5,258	73

(27.63	)(d)	1.26	(e)	1.40	(e)	(0.75	)(e)	2,543	18	(d)
11.86		1.26		1.37		(0.92)		3,657	68
35.51		1.30		1.39		(0.60)		3,432	50
23.23		1.36		1.36		(0.58)		3,286	27
5.19		1.38		1.38		(0.71)		2,789	55
20.94		1.46		1.46		(0.62)		2,642	73

(27.66	)(d)	1.41	(e)	1.55	(e)	(0.91	)(e)	796	18	(d)
11.68		1.41		1.52		(1.07)		1,257	68
35.26		1.45		1.54		(0.76)		987	50
23.13		1.51		1.51		(0.75)		748	27
5.00		1.53		1.53		(0.87)		865	55
20.73		1.60		1.60		(0.78)		1,415	73

See Notes to Financial Statements.	31

Financial Highlights (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R3
5/31/2022(c)	$29.68	$(0.08)	$(6.90)	$(6.98)	$(4.92)	$17.78
11/30/2021	30.83	(0.28)	3.65	3.37	(4.52)	29.68
11/30/2020	24.11	(0.16)	8.23	8.07	(1.35)	30.83
11/30/2019	20.81	(0.14)	4.58	4.44	(1.14)	24.11
11/30/2018	21.64	(0.16)	1.17	1.01	(1.84)	20.81
11/30/2017	18.49	(0.13)	3.86	3.73	(0.58)	21.64
Class R4
5/31/2022(c)	31.15	(0.06)	(7.30)	(7.36)	(4.92)	18.87
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
11/30/2017	18.91	(0.08)	3.96	3.88	(0.58)	22.21
Class R5
5/31/2022(c)	37.03	(0.04)	(8.90)	(8.94)	(4.92)	23.17
11/30/2021	37.24	(0.17)	4.48	4.31	(4.52)	37.03
11/30/2020	28.71	(0.05)	9.93	9.88	(1.35)	37.24
11/30/2019	24.43	(0.04)	5.46	5.42	(1.14)	28.71
11/30/2018	24.97	(0.06)	1.36	1.30	(1.84)	24.43
11/30/2017	21.13	(0.04)	4.46	4.42	(0.58)	24.97
Class R6
5/31/2022(c)	37.31	(0.03)	(8.99)	(9.02)	(4.92)	23.37
11/30/2021	37.46	(0.15)	4.52	4.37	(4.52)	37.31
11/30/2020	28.86	(0.03)	9.98	9.95	(1.35)	37.46
11/30/2019	24.53	(0.03)	5.50	5.47	(1.14)	28.86
11/30/2018	25.05	(0.07)	1.39	1.32	(1.84)	24.53
11/30/2017	21.18	–	4.45	4.45	(0.58)	25.05

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(27.63	)(d)	1.31	(e)	1.45	(e)	(0.79	)(e)	$10,410	18	(d)
11.79		1.31		1.42		(0.97)		15,075	68
35.43		1.35		1.44		(0.65)		16,868	50
23.18		1.41		1.41		(0.64)		15,908	27
5.15		1.43		1.43		(0.76)		17,397	55
20.83		1.49		1.49		(0.67)		20,300	73

(27.53	)(d)	1.06	(e)	1.20	(e)	(0.54	)(e)	1,951	18	(d)
12.08		1.06		1.17		(0.72)		2,643	68
35.75		1.09		1.19		(0.45)		1,948	50
23.48		1.16		1.16		(0.40)		1,022	27
5.41		1.18		1.18		(0.51)		896	55
21.17		1.23		1.23		(0.40)		1,036	73

(27.42	)(d)	0.81	(e)	0.95	(e)	(0.33	)(e)	67	18	(d)
12.34		0.81		0.92		(0.46)		194	68
36.09		0.85		0.94		(0.16)		100	50
23.79		0.91		0.91		(0.14)		89	27
5.67		0.93		0.93		(0.26)		71	55
21.51		0.99		0.99		(0.17)		67	73

(27.42	)(d)	0.73	(e)	0.86	(e)	(0.21	)(e)	8,525	18	(d)
12.44		0.74		0.84		(0.40)		12,593	68
36.20		0.78		0.86		(0.11)		11,488	50
23.86		0.86		0.86		(0.11)		7,181	27
5.73		0.86		0.86		(0.30)		9,218	55
21.60		0.87		0.87		(0.01)		66,144	73

See Notes to Financial Statements.	33

Financial Highlights (unaudited)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$17.62	$0.01	$(1.19)	$(1.18)	$(0.02)	$(2.67)	$(2.69)
11/30/2021	13.97	0.05	3.76	3.81	(0.16)	–	(0.16)
11/30/2020	17.48	0.11	(0.68)	(0.57)	(0.05)	(2.89)	(2.94)
11/30/2019	20.46	0.04	0.04	0.08	–	(3.06)	(3.06)
11/30/2018	23.63	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
11/30/2017	24.64	(0.01)	2.11	2.10	–	(3.11)	(3.11)
Class C
5/31/2022(c)	6.32	(0.01)	(0.29)	(0.30)	– (f)	(2.67)	(2.67)
11/30/2021	5.12	(0.03)	1.37	1.34	(0.14)	–	(0.14)
11/30/2020	8.23	0.01	(0.22)	(0.21)	(0.01)	(2.89)	(2.90)
11/30/2019	11.50	(0.04)	(0.17)	(0.21)	–	(3.06)	(3.06)
11/30/2018	14.67	(0.13)	(0.11)	(0.24)	–	(2.93)	(2.93)
11/30/2017	16.55	(0.11)	1.34	1.23	–	(3.11)	(3.11)
Class F
5/31/2022(c)	17.83	0.02	(1.20)	(1.18)	(0.04)	(2.67)	(2.71)
11/30/2021	14.14	0.05	3.82	3.87	(0.18)	–	(0.18)
11/30/2020	17.66	0.13	(0.68)	(0.55)	(0.08)	(2.89)	(2.97)
11/30/2019	20.61	0.06	0.05	0.11	–	(3.06)	(3.06)
11/30/2018	23.75	(0.04)	(0.17)	(0.21)	–	(2.93)	(2.93)
11/30/2017	24.72	0.02	2.12	2.14	–	(3.11)	(3.11)
Class F3
5/31/2022(c)	22.66	0.05	(1.59)	(1.54)	(0.07)	(2.67)	(2.74)
11/30/2021	17.90	0.13	4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.58	0.19	(0.88)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.39	0.12	0.13	0.25	–	(3.06)	(3.06)
11/30/2018	27.54	– (f)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
4/4/2017 to 11/30/2017(h)	25.41	0.05	2.08	2.13	–	–	–
Class I
5/31/2022(c)	22.47	0.02	(1.56)	(1.54)	(0.06)	(2.67)	(2.73)
11/30/2021	17.76	0.12	4.78	4.90	(0.19)	–	(0.19)
11/30/2020	21.45	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.28	0.10	0.13	0.23	–	(3.06)	(3.06)
11/30/2018	27.44	(0.02)	(0.19)	(0.21)	(0.02)	(2.93)	(2.95)
11/30/2017	28.06	0.05	2.44	2.49	–	(3.11)	(3.11)
Class P
5/31/2022(c)	16.28	– (f)	(1.08)	(1.08)	–	(2.67)	(2.67)
11/30/2021	12.92	0.01	3.48	3.49	(0.13)	–	(0.13)
11/30/2020	16.38	0.08	(0.63)	(0.55)	(0.02)	(2.89)	(2.91)
11/30/2019	19.42	0.01	0.01	0.02	–	(3.06)	(3.06)
11/30/2018	22.61	(0.11)	(0.15)	(0.26)	–	(2.93)	(2.93)
11/30/2017	23.75	(0.05)	2.02	1.97	–	(3.11)	(3.11)

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.75	(7.98	)(d)	1.22	(e)	1.22	(e)	0.18	(e)	$205,327	30	(d)
17.62	27.48		1.17		1.17		0.27		235,845	78
13.97	(4.40)		1.19		1.19		0.87		200,419	72
17.48	2.56		1.20		1.20		0.25		267,864	95
20.46	(0.97)		1.18		1.18		(0.33)		327,333	42
23.63	9.43		1.18		1.18		(0.05)		385,542	56

3.35	(8.38	)(d)	1.97	(e)	1.97	(e)	(0.59	)(e)	5,578	30	(d)
6.32	26.62		1.92		1.92		(0.54)		7,246	78
5.12	(5.22)		1.94		1.94		0.13		5,484	72
8.23	1.81		1.95		1.95		(0.50)		9,231	95
11.50	(1.70)		1.93		1.93		(1.08)		11,331	42
14.67	8.64		1.93		1.93		(0.76)		25,985	56

13.94	(7.86	)(d)	1.06	(e)	1.06	(e)	0.28	(e)	9,147	30	(d)
17.83	27.63		1.02		1.02		0.31		15,604	78
14.14	(4.24)		1.04		1.04		1.03		9,219	72
17.66	2.70		1.05		1.05		0.35		10,522	95
20.61	(0.81)		1.03		1.03		(0.18)		21,981	42
23.75	9.58		1.03		1.03		0.09		23,759	56

18.38	(7.80	)(d)	0.86	(e)	0.86	(e)	0.54	(e)	27,641	30	(d)
22.66	27.89		0.84		0.84		0.60		30,482	78
17.90	(4.09)		0.86		0.86		1.18		25,733	72
21.58	2.88		0.86		0.86		0.59		29,679	95
24.39	(0.62)		0.84		0.84		–	(g)	33,319	42
27.54	8.38	(d)	0.84	(e)	0.84	(e)	0.30	(e)	32,548	56

18.20	(7.84	)(d)	0.95	(e)	0.95	(e)	0.25	(e)	172,952	30	(d)
22.47	27.81		0.92		0.92		0.53		372,878	78
17.76	(4.18)		0.94		0.94		1.12		332,301	72
21.45	2.85		0.95		0.95		0.50		411,532	95
24.28	(0.72)		0.92		0.92		(0.08)		466,928	42
27.44	9.70		0.93		0.93		0.19		621,900	56

12.53	(8.00	)(d)	1.42	(e)	1.42	(e)	(0.02	)(e)	12,764	30	(d)
16.28	27.22		1.37		1.37		0.09		14,393	78
12.92	(4.63)		1.39		1.39		0.67		14,958	72
16.38	2.41		1.40		1.40		0.05		20,819	95
19.42	(1.17)		1.38		1.38		(0.54)		25,895	42
22.61	9.21		1.38		1.38		(0.26)		35,174	56

See Notes to Financial Statements.	35

Financial Highlights (unaudited)(concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2022(c)	$15.98	$(0.01)	$(1.06)	$(1.07)	$–	$(2.67)	$(2.67)
11/30/2021	12.69	(0.01)	3.41	3.40	(0.11)	–	(0.11)
11/30/2020	16.14	0.06	(0.62)	(0.56)	–	(2.89)	(2.89)
11/30/2019	19.21	(0.01)	– (f)	(0.01)	–	(3.06)	(3.06)
11/30/2018	22.43	(0.14)	(0.15)	(0.29)	–	(2.93)	(2.93)
11/30/2017	23.62	(0.09)	2.01	1.92	–	(3.11)	(3.11)
Class R3
5/31/2022(c)	16.37	– (f)	(1.10)	(1.10)	–	(2.67)	(2.67)
11/30/2021	12.99	– (f)	3.50	3.50	(0.12)	–	(0.12)
11/30/2020	16.46	0.07	(0.63)	(0.56)	(0.02)	(2.89)	(2.91)
11/30/2019	19.50	– (f)	0.02	0.02	–	(3.06)	(3.06)
11/30/2018	22.70	(0.11)	(0.16)	(0.27)	–	(2.93)	(2.93)
11/30/2017	23.84	(0.06)	2.03	1.97	–	(3.11)	(3.11)
Class R4
5/31/2022(c)	17.66	(0.01)	(1.17)	(1.18)	(0.02)	(2.67)	(2.69)
11/30/2021	14.00	0.05	3.77	3.82	(0.16)	–	(0.16)
11/30/2020	17.49	0.11	(0.69)	(0.58)	(0.02)	(2.89)	(2.91)
11/30/2019	20.47	0.05	0.03	0.08	–	(3.06)	(3.06)
11/30/2018	23.64	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
11/30/2017	24.65	(0.02)	2.12	2.10	–	(3.11)	(3.11)
Class R5
5/31/2022(c)	22.50	0.04	(1.58)	(1.54)	(0.06)	(2.67)	(2.73)
11/30/2021	17.78	0.07	4.84	4.91	(0.19)	–	(0.19)
11/30/2020	21.47	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.31	0.13	0.09	0.22	–	(3.06)	(3.06)
11/30/2018	27.47	(0.03)	(0.17)	(0.20)	(0.03)	(2.93)	(2.96)
11/30/2017	28.08	0.03	2.47	2.50	–	(3.11)	(3.11)
Class R6
5/31/2022(c)	22.65	0.05	(1.59)	(1.54)	(0.07)	(2.67)	(2.74)
11/30/2021	17.89	0.13	4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.57	0.18	(0.87)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.38	0.11	0.14	0.25	–	(3.06)	(3.06)
11/30/2018	27.53	– (f)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
11/30/2017	28.12	0.07	2.45	2.52	–	(3.11)	(3.11)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Amount is less than 0.01%.
(h)	Commenced on April 4, 2017.

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.24	(8.11	)(d)	1.57	(e)	1.57	(e)	(0.15	)(e)	$586	30	(d)
15.98	27.00		1.52		1.52		(0.08)		607	78
12.69	(4.74)		1.54		1.54		0.52		441	72
16.14	2.25		1.55		1.55		(0.09)		603	95
19.21	(1.33)		1.53		1.53		(0.68)		656	42
22.43	9.03		1.53		1.53		(0.41)		682	56

12.60	(8.10	)(d)	1.46	(e)	1.46	(e)	(0.07	)(e)	3,533	30	(d)
16.37	27.18		1.42		1.42		0.02		4,829	78
12.99	(4.67)		1.44		1.44		0.62		4,354	72
16.46	2.33		1.45		1.45		0.01		5,713	95
19.50	(1.16)		1.43		1.43		(0.54)		6,080	42
22.70	9.17		1.42		1.42		(0.29)		7,728	56

13.79	(7.94	)(d)	1.20	(e)	1.20	(e)	(0.13	)(e)	451	30	(d)
17.66	27.51		1.17		1.17		0.27		1,564	78
14.00	(4.43)		1.19		1.19		0.84		1,218	72
17.49	2.55		1.20		1.20		0.28		2,750	95
20.47	(0.96)		1.18		1.18		(0.33)		1,851	42
23.64	9.43		1.18		1.18		(0.08)		3,448	56

18.23	(7.82	)(d)	0.97	(e)	0.97	(e)	0.43	(e)	289	30	(d)
22.50	27.83		0.92		0.92		0.33		326	78
17.78	(4.17)		0.94		0.94		1.15		26	72
21.47	2.85		0.93		0.93		0.64		55	95
24.31	(0.74)		0.92		0.92		(0.10)		13	42
27.47	9.73		0.92		0.92		0.12		345	56

18.37	(7.80	)(d)	0.86	(e)	0.86	(e)	0.53	(e)	5,843	30	(d)
22.65	27.91		0.84		0.84		0.60		8,311	78
17.89	(4.10)		0.86		0.86		1.18		7,798	72
21.57	2.89		0.86		0.86		0.54		8,129	95
24.38	(0.62)		0.84		0.84		—	(g)	20,220	42
27.53	9.79		0.84		0.84		0.28		23,145	56

See Notes to Financial Statements.	37

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at May 31, 2022: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of

Notes to Financial Statements (continued)

an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2019 through November 30, 2021. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares

Notes to Financial Statements (continued)

based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class- specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk

Notes to Financial Statements (continued)

inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Dividend Growth Fund
First $2 billion	.55%
Over $2 billion	.49%

Growth Opportunities Fund
First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (continued)

For the six months ended May 31, 2022 the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Dividend Growth Fund	.53%
Growth Opportunities Fund	.62%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Service Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees for the six months ended May 31, 2022:

Fund	Fund Administration Fee
Dividend Growth Fund	$17,753
Growth Opportunities Fund	4,788
Small Cap Value Fund	5,097

For the six months ended May 31, 2022 and continuing through March 31, 2023 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees to the following annual rates:

		Classes
Fund	A, C, F, I, P, R2, R3, R4 and R5	F3 and R6
Growth Opportunities Fund	.81%	.73%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”) an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus
(2)	For the six months ended May 31, 2022 and continuing through March 31, 2023 the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2022:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$204,625	$1,092,103
Growth Opportunities Fund	30,970	167,529
Small Cap Value Fund	12,177	65,734

Distributor received the following amount of CDSCs for the six months ended May 31, 2022.

	Class A	Class C
Dividend Growth Fund	$12,746	$12,734
Growth Opportunities Fund	4,677	321
Small Cap Value Fund	115	1,223

Other Related Parties

As of May 31, 2022, the percentages of Growth Opportunities Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Growth Opportunities Fund	Small Cap Value Fund
Alpha Strategy Fund	–	13.91%
Multi-Asset Balanced Opportunity Fund	13.39%	–
Multi-Asset Income Fund	3.98%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly for Dividend Growth Fund and annually for Growth Opportunities Fund and Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the six months ended May 31, 2022 and fiscal year ended November 30, 2021 were as follows:

	Dividend Growth Fund		Growth Opportunities Fund
	Six Months Ended 5/31/2022 (unaudited)	Year Ended 11/30/2021	Six Months Ended 5/31/2022 (unaudited)	Year Ended 11/30/2021
Distributions paid from:
Ordinary income	$30,011,781	$23,478,258	$12,932,509	$19,403,219
Net long-term capital gains	227,065,354	65,943,043	126,274,276	92,992,292
Total distributions paid	$257,077,135	$89,421,301	$139,206,785	$112,395,511

	Small Cap Value Fund
	Six Months Ended 5/31/2022 (unaudited)	Year Ended 11/30/2021
Distributions paid from:
Ordinary income	$14,533,566	$6,545,424
Net long-term capital gains	79,806,811	–
Total distributions paid	$94,340,377	$6,545,424

As of May 31, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,652,566,256	$561,629,469	$423,506,798
Gross unrealized gain	585,884,157	112,391,718	62,549,313
Gross unrealized loss	(97,763,771)	(63,097,797)	(38,138,717)
Net unrealized security gain (loss)	$488,120,386	$49,293,921	$24,410,596

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2022 were as follows:

	Purchases	Sales
Dividend Growth Fund	$905,755,034	$898,407,738
Growth Opportunities Fund	133,740,131	192,040,672
Small Cap Value Fund	167,233,365	366,374,143

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2022.

Each Fund is permitted to purchase and sell securities from and to other Lord Abbett funds or client accounts (“cross-trade”) pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance

Notes to Financial Statements (continued)

with provisions of the Rule. For the six months ended May 31, 2022, the following Funds engaged in cross trades:

Fund	Purchases	Sales	Gain (Loss)
Dividend Growth Fund	$–	$–	$–
Growth Opportunities Fund	–	357,760	(9,694)
Small Cap Value Fund	–	–	–

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2022 (as described in Note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2022, the Fund had futures contracts with unrealized depreciation of $(233,686), which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $(2,130,151) and $591,027 are included in the Statement of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 78.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$43,114,765	$–	$43,114,765
Total	$43,114,765	$–	$43,114,765

	Net Amount of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$43,114,765	$–	$–	$(43,114,765)	$–
Total	$43,114,765	$–	$–	$(43,114,765)	$–

Notes to Financial Statements (continued)

		Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$11,217,634	$–	$11,217,634
Total	$11,217,634	$–	$11,217,634

	Net Amount of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,217,634	$–	$–	$(11,217,634)	$–
Total	$11,217,634	$–	$–	$(11,217,634)	$–

		Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$5,866,980	$–	$5,866,980
Total	$5,866,980	$–	$5,866,980

	Net Amount of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$5,866,980	$–	$–	$(5,866,980)	$–
Total	$5,866,980	$–	$–	$(5,866,980)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2022.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (continued)

10.	LINE OF CREDIT

For the period ended May 31, 2022, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Funds net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended May 31, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Funds net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended May 31, 2022, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2022, the following Funds participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income
Dividend Growth Fund	$19,682,614	0.55%	$294
Growth Opportunities Fund	$11,391,473	0.55%	$340

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any

Notes to Financial Statements (continued)

additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2022 the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Small Cap Value Fund	$375,172	$2,109,370

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is

Notes to Financial Statements (continued)

wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

Notes to Financial Statements (continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund		Six Months Ended May 31, 2022 (unaudited )		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,499,402	$163,779,504	12,079,403	$235,165,585
Converted from Class C*	654,037	12,392,655	1,226,401	24,216,367
Reinvestment of distributions	8,505,154	171,147,624	3,348,777	60,334,025
Shares reacquired	(8,306,330)	(158,621,011)	(13,166,610)	(255,398,425)
Increase	9,352,263	$188,698,772	3,487,971	$64,317,552
Class C Shares
Shares sold	1,216,400	$23,280,996	2,018,151	$38,607,545
Reinvestment of distributions	667,550	13,204,076	238,095	4,145,247
Shares reacquired	(1,037,903)	(19,464,050)	(1,822,106)	(34,628,081)
Converted to Class A*	(665,158)	(12,392,655)	(1,245,572)	(24,216,367)
Increase (decrease)	180,889	$4,628,367	(811,432)	$(16,091,656)
Class F Shares
Shares sold	3,802,427	$73,965,339	8,062,148	$155,033,507
Reinvestment of distributions	1,383,957	27,976,317	511,716	9,288,812
Shares reacquired	(13,017,300)	(241,563,681)	(5,120,027)	(99,471,917)
Increase (decrease)	(7,830,916)	$(139,622,025)	3,453,837	$64,850,402
Class F3 Shares
Shares sold	1,905,281	$37,234,097	3,848,588	$75,862,863
Reinvestment of distributions	1,142,466	23,425,131	457,727	8,432,672
Shares reacquired	(1,893,606)	(36,934,611)	(3,036,228)	(60,161,024)
Increase	1,154,141	$23,724,617	1,270,087	$24,134,511
Class I Shares
Shares sold	9,662,151	$178,967,255	1,158,530	$23,029,811
Reinvestment of distributions	265,628	5,411,639	87,658	1,609,821
Shares reacquired	(886,361)	(16,598,418)	(403,924)	(7,899,385)
Increase	9,041,418	$167,780,476	842,264	$16,740,247
Class P Shares
Shares sold	5,307	$101,695	5,989	$117,482
Reinvestment of distributions	3,874	78,528	1,793	32,305
Shares reacquired	(11,355)	(216,150)	(18,448)	(369,820)
Decrease	(2,174)	$(35,927)	(10,666)	$(220,033)
Class R2 Shares
Shares sold	4,624	$87,333	20,136	$409,279
Reinvestment of distributions	5,042	102,716	1,463	26,517
Shares reacquired	(1,275)	(25,068)	(7,893)	(157,992)
Increase	8,391	$164,981	13,706	$277,804

Notes to Financial Statements (continued)

Dividend Growth Fund		Six Months Ended May 31, 2022 (unaudited )		Year Ended November 30, 2021
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	77,603	$1,422,769	149,793	$2,889,075
Reinvestment of distributions	49,919	998,525	22,889	407,344
Shares reacquired	(166,995)	(3,184,609)	(290,523)	(5,628,683)
Decrease	(39,473)	$(763,315)	(117,841)	$(2,332,264)
Class R4 Shares
Shares sold	36,495	$701,135	50,161	$968,293
Reinvestment of distributions	9,470	190,550	4,634	83,310
Shares reacquired	(23,271)	(430,214)	(78,191)	(1,594,205)
Increase (decrease)	22,694	$461,471	(23,396)	$(542,602)
Class R5 Shares
Shares sold	4,010	$76,997	13,387	$279,562
Reinvestment of distributions	2,281	46,494	736	13,459
Shares reacquired	(15,838)	(311,324)	(7,173)	(139,620)
Increase (decrease)	(9,547)	$(187,833)	6,950	$153,401
Class R6 Shares
Shares sold	152,211	$3,022,493	123,359	$2,377,309
Reinvestment of distributions	26,920	551,910	11,134	204,545
Shares reacquired	(105,588)	(2,044,660)	(192,710)	(3,760,229)
Increase (decrease)	73,543	$1,529,743	(58,217)	$(1,178,375)

Growth Opportunities Fund		Six Months Ended May 31, 2022 (unaudited )		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,042,490	$23,730,557	1,717,640	$52,427,535
Converted from Class C*	61,587	1,316,246	69,100	2,113,900
Reinvestment of distributions	3,212,999	80,517,745	2,267,685	66,601,903
Shares reacquired	(2,113,355)	(46,532,228)	(2,345,889)	(71,301,966)
Increase	2,203,721	$59,032,320	1,708,536	$49,841,372
Class C Shares
Shares sold	137,841	$1,707,796	167,836	$3,363,755
Reinvestment of distributions	421,545	6,120,829	277,273	5,320,876
Shares reacquired	(196,097)	(2,572,343)	(283,334)	(5,687,596)
Converted to Class A*	(106,444)	(1,316,246)	(106,115)	(2,113,900)
Increase	256,845	$3,940,036	55,660	$883,135
Class F Shares
Shares sold	131,636	$3,166,480	315,868	$10,141,816
Reinvestment of distributions	269,145	7,213,082	184,679	5,730,582
Shares reacquired	(542,170)	(12,325,939)	(279,663)	(8,969,782)
Increase (decrease)	(141,389)	$(1,946,377)	220,884	$6,902,616
Class F3 Shares
Shares sold	446,380	$12,352,083	1,027,823	$37,309,887
Reinvestment of distributions	255,263	7,913,143	97,184	3,409,214
Shares reacquired	(332,095)	(9,014,198)	(239,152)	(8,724,274)
Increase	369,548	$11,251,028	885,855	$31,994,827

Notes to Financial Statements (continued)

Growth Opportunities Fund		Six Months Ended May 31, 2022 (unaudited )		Year Ended November 30, 2021
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	188,193	$4,558,383	2,172,847	$84,024,578
Reinvestment of distributions	934,089	28,667,208	677,010	23,566,711
Shares reacquired	(1,204,740)	(31,864,507)	(2,182,730)	(78,550,233)
Increase (decrease)	(82,458)	$1,361,084	667,127	$29,041,056
Class P Shares
Shares sold	12,052	$262,180	14,084	$428,561
Reinvestment of distributions	25,401	605,809	18,193	513,944
Shares reacquired	(18,080)	(369,613)	(20,618)	(608,152)
Increase	19,373	$498,376	11,659	$334,353
Class R2 Shares
Shares sold	7,451	$156,632	22,269	$623,994
Reinvestment of distributions	7,664	174,581	3,969	108,120
Shares reacquired	(12,298)	(226,346)	(15,414)	(444,982)
Increase	2,817	$104,867	10,824	$287,132
Class R3 Shares
Shares sold	28,835	$613,347	77,403	$2,265,852
Reinvestment of distributions	104,161	2,462,358	88,313	2,478,074
Shares reacquired	(55,562)	(1,209,192)	(204,954)	(5,957,085)
Increase (decrease)	77,434	$1,866,513	(39,238)	$(1,213,159)
Class R4 Shares
Shares sold	10,524	$227,215	44,793	$1,337,302
Reinvestment of distributions	16,523	414,079	9,492	278,864
Shares reacquired	(8,509)	(197,978)	(30,188)	(955,362)
Increase	18,538	$443,316	24,097	$660,804
Class R5 Shares
Shares sold	323	$8,080	2,728	$98,755
Reinvestment of distributions	840	25,821	338	11,783
Shares reacquired	(3,513)	(78,776)	(491)	(17,255)
Increase (decrease)	(2,350)	$(44,875)	2,575	$93,283
Class R6 Shares
Shares sold	57,906	$1,686,124	72,344	$2,649,138
Reinvestment of distributions	22,136	686,002	14,047	492,786
Shares reacquired	(52,854)	(1,477,632)	(55,540)	(1,993,385)
Increase	27,188	$894,494	30,851	$1,148,539

Small Cap Value Fund		Six Months Ended May 31, 2022 (unaudited )		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	758,450	$11,288,698	1,462,005	$25,422,600
Converted from Class C*	20,124	294,308	15,593	269,722
Reinvestment of distributions	2,249,110	33,759,143	141,315	2,051,899
Shares reacquired	(1,483,447)	(22,099,718)	(2,579,487)	(43,907,920)
Increase (decrease)	1,544,237	$23,242,431	(960,574)	$(16,163,699)

Notes to Financial Statements (continued)

Small Cap Value Fund		Six Months Ended May 31, 2022 (unaudited )		Year Ended November 30, 2021
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	100,762	$368,124	573,149	$3,659,774
Reinvestment of distributions	832,375	3,054,816	26,210	137,344
Shares reacquired	(333,182)	(1,213,585)	(479,301)	(2,943,519)
Converted to Class A*	(82,443)	(294,308)	(43,367)	(269,722)
Increase	517,512	$1,915,047	76,691	$583,877
Class F Shares
Shares sold	136,369	$2,102,541	1,809,298	$32,386,066
Reinvestment of distributions	140,791	2,140,016	7,306	107,176
Shares reacquired	(496,004)	(7,554,353)	(1,593,571)	(28,347,493)
Increase (decrease)	(218,844)	$(3,311,796)	223,033	$4,145,749
Class F3 Shares
Shares sold	136,539	$2,714,894	290,546	$6,468,803
Reinvestment of distributions	182,870	3,662,892	14,669	273,146
Shares reacquired	(160,856)	(3,185,130)	(397,573)	(8,696,251)
Increase (decrease)	158,553	$3,192,656	(92,358)	$(1,954,302)
Class I Shares
Shares sold	241,240	$4,757,274	1,088,620	$23,675,828
Reinvestment of distributions	2,269,658	45,030,010	190,368	3,516,095
Shares reacquired	(9,602,723)	(188,935,966)	(3,391,818)	(73,470,048)
Decrease	(7,091,825)	$(139,148,682)	(2,112,830)	$(46,278,125)
Class P Shares
Shares sold	73,494	$968,582	149,070	$2,434,946
Reinvestment of distributions	171,930	2,352,000	10,843	145,736
Shares reacquired	(110,392)	(1,491,878)	(433,468)	(6,907,347)
Increase (decrease)	135,032	$1,828,704	(273,555)	$(4,326,665)
Class R2 Shares
Shares sold	5,520	$73,518	10,970	$171,154
Reinvestment of distributions	7,607	101,786	296	3,908
Shares reacquired	(3,285)	(42,506)	(8,016)	(121,070)
Increase	9,842	$132,798	3,250	$53,992
Class R3 Shares
Shares sold	51,659	$693,064	78,230	$1,233,247
Reinvestment of distributions	56,868	783,069	3,011	40,717
Shares reacquired	(123,239)	(1,652,668)	(121,335)	(1,940,314)
Decrease	(14,712)	$(176,535)	(40,094)	$(666,350)
Class R4 Shares
Shares sold	18,045	$273,238	24,882	$415,711
Reinvestment of distributions	3,250	48,913	216	3,141
Shares reacquired	(77,115)	(1,153,589)	(23,505)	(390,937)
Increase (decrease)	(55,820)	$(831,438)	1,593	$27,915

Notes to Financial Statements (concluded)

Small Cap Value Fund		Six Months Ended May 31, 2022 (unaudited )		Year Ended November 30, 2021
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	237	$4,674	14,746	$334,971
Reinvestment of distributions	1,995	39,638	15	275
Shares reacquired	(851)	(16,424)	(1,748)	(37,424)
Increase	1,381	$27,888	13,013	$297,822
Class R6 Shares
Shares sold	34,696	$706,310	56,686	$1,245,799
Reinvestment of distributions	11,917	238,588	1,766	32,859
Shares reacquired	(95,510)	(1,797,660)	(127,306)	(2,610,208)
Decrease	(48,897)	$(852,762)	(68,854)	$(1,331,550)

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Small Cap Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board

Approval of Advisory Contract (continued)

concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2021. As to Dividend Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three year periods, but below the median of the performance peer group for the five- and ten-year periods. As to Growth Opportunities Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, five- and ten-year periods, but above the median of the performance peer group for the three-year period. With respect to Dividend Growth Fund and Growth Opportunities Fund, the Board also took into account changes to each Fund’s portfolio management team. As to Small Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered

Approval of Advisory Contract (continued)

Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to Growth Opportunities Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-3 (07/22)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 27, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: July 27, 2022